Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0001853860
Registrant Name	Ero Copper Corp.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A